Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of future estimated amortization expense of acquired intangible assets

Future estimated amortization expense is as follows (amounts in thousands):

As of December 31, 2023
2024	$1,631
2025	1,493
2026	1,465
2027	1,443
2028	2
Thereafter	—
Total amortization expense	$6,034

Summary of intangible assets

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of December 31, 2023
						Weighted
	Estimated	Gross		Cumulative	Net	Average Life
	Useful Life	Carrying	Accumulated	Translation	Carrying	Remaining
	(in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(6,326)	$(1,050)	$5,624	4.0
Developed technology	7	1,650	(1,581)	—	69	1.1
Customer relationships	8.5 - 10	1,360	(1,067)	(9)	284	4.1
Non-compete agreements	5.5	340	(256)	(27)	57	1.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(9,280)	$(1,086)	$6,034

		As of December 31, 2022
						Weighted
	Estimated	Gross		Cumulative	Net	Average Life
	Useful Life	Carrying	Accumulated	Translation	Carrying	Remaining
	(in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(4,763)	$(1,433)	$6,804	5.0
Developed technology	7	1,650	(1,458)	—	192	2.1
Customer relationships	8.5 - 10	1,360	(938)	(12)	410	5.1
Non-compete agreements	5.5	340	(193)	(37)	110	2.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(7,402)	$(1,482)	$7,516